Average Annual Total Returns - FidelityTotalBondK6Fund-PRO - FidelityTotalBondK6Fund-PRO - Fidelity Total Bond K6 Fund	Oct. 30, 2024
Fidelity Total Bond K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.07%
Past 5 years	2.42%
Since Inception	1.93%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.06%
LB091
Average Annual Return:
Past 1 year	6.17%
Past 5 years	1.44%
Since Inception	1.30%

[1]	A From May 25, 2017 .